CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Unearned compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2019	$ 426,111	$ 1,395,376	$ 107,774	$ 1,906	$ (20,150)	$ (547,398)	$ (9,072)		$ (7,824)	$ 1,346,723
BALANCE, SHARES at Dec. 31, 2019	106,895
Exercise of options and RSUs	$ 4,885	(2,281)								2,604
Exercise of options and RSUs, shares	1,115
Employee stock-based compensation			16,988							16,988
Cumulative effect upon adoption of ASC 326						(364)				(364)
Other comprehensive income:
Profit						82,302		$ 82,302	987	83,289
Foreign currency translation adjustments					3,903			3,903	3,927	7,830
Change in employees plan assets and benefit obligations				(394)				(394)		(394)
Unrealized loss on derivatives				(1,774)				(1,774)		(1,774)
Comprehensive income								84,037		84,037
BALANCE at Dec. 31, 2020	$ 430,996	1,393,095	124,762	(262)	(16,247)	(465,460)	(9,072)		(2,910)	1,454,902
BALANCE, SHARES at Dec. 31, 2020	108,010
Exercise of options and RSUs	$ 4,457	(4,044)								413
Exercise of options and RSUs, shares	960
Employee stock-based compensation			25,144							25,144
Other comprehensive income:
Profit						150,012		150,012	4,063	154,075
Foreign currency translation adjustments					(11,224)			(11,224)	(7,771)	(18,995)
Change in employees plan assets and benefit obligations				709				709		709
Unrealized loss on derivatives				(859)				(859)		(859)
Comprehensive income								138,638		138,638
BALANCE at Dec. 31, 2021	$ 435,453	1,389,051	149,906	(412)	(27,471)	(315,448)	(9,072)		(6,618)	1,615,389
BALANCE, SHARES at Dec. 31, 2021	108,970
Proceeds from an investment in a subsidiary									11,645	11,645
Exercise of options and RSUs	$ 4,697	(4,653)								44
Exercise of options and RSUs, shares	1,071
Employee stock-based compensation			24,215							24,215
Other comprehensive income:
Profit						264,569		264,569	1,902	266,471
Foreign currency translation adjustments					(18,026)			(18,026)	(9,569)	(27,595)
Change in employees plan assets and benefit obligations				(938)				(938)		(938)
Unrealized loss on derivatives				(690)				(690)		(690)
Comprehensive income								$ 244,915		244,915
BALANCE at Dec. 31, 2022	$ 440,150	$ 1,384,398	$ 174,121	$ (2,040)	$ (45,497)	$ (50,879)	$ (9,072)		$ (2,640)	$ 1,888,541
BALANCE, SHARES at Dec. 31, 2022	110,041
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2021 at Dec. 31, 2022	109,954